Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segall Bryant & Hamill Small Cap Growth Fund-Retail Class
Prospectus [Line Items]
Annual Return [Percent]	15.60%	18.10%	(32.59%)	11.62%	57.67%	28.47%	3.19%	25.98%	8.79%	(4.77%)
Segall Bryant & Hamill Small Cap Core Fund-Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	11.91%	13.94%	(13.12%)	23.48%	22.80%	27.23%	(5.19%)	14.98%	14.81%	(6.96%)
Segall Bryant & Hamill All Cap Fund-Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	16.89%	14.48%	(19.21%)	29.55%	26.18%	30.60%	(5.56%)	18.69%	6.21%	5.27%
Segall Bryant & Hamill Emerging Markets Fund-Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.88%	20.60%	(16.08%)	5.49%	7.18%	18.81%	(17.05%)	36.08%	14.11%	(14.58%)
Segall Bryant & Hamill International Small Cap Fund-Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.77%	17.24%	(13.19%)	13.19%	(5.35%)	16.70%	(23.69%)	28.82%	5.72%	6.64%
Segall Bryant & Hamill International Equity Fund - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.58%	21.23%	(10.21%)
Segall Bryant & Hamill Global All Cap Fund-Retail Class
Prospectus [Line Items]
Annual Return [Percent]	16.28%	21.62%	(18.68%)	25.83%	2.95%	25.36%	(8.70%)	19.56%	8.58%	(0.56%)
Segall Bryant & Hamill Short Term Plus Fund-Retail Class
Prospectus [Line Items]
Annual Return [Percent]	5.19%	5.09%	(2.07%)	(0.23%)	2.05%	3.57%
Segall Bryant & Hamill Plus Bond Fund-Retail Class
Prospectus [Line Items]
Annual Return [Percent]	1.99%	7.47%	(13.13%)	(0.58%)	8.49%	8.79%	(0.18%)	4.74%	3.82%	0.01%
Segall Bryant & Hamill Quality High Yield Fund-Retail Class
Prospectus [Line Items]
Annual Return [Percent]	5.53%	12.16%	(9.75%)	3.14%	7.31%	12.21%	(2.19%)	6.18%	12.75%	(1.64%)
Segall Bryant & Hamill Municipal Opportunities Fund-Retail Class
Prospectus [Line Items]
Annual Return [Percent]	3.05%	5.34%	(11.25%)	2.72%	6.54%	7.00%	1.32%	8.34%
Segall Bryant & Hamill Select Equity ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	24.53%
Segall Bryant & Hamill Small Cap Value Fund | Segall Bryant & Hamill Small Cap Value Fund-Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.57%	11.95%	(14.65%)	16.62%	6.22%	24.62%	(4.38%)	10.95%	22.64%	(6.35%)
Segall Bryant & Hamill Colorado Tax Free Fund | Segall Bryant & Hamill Colorado Tax Free Fund-Retail Class
Prospectus [Line Items]
Annual Return [Percent]	2.39%	5.02%	(10.64%)	1.87%	5.08%	6.62%	0.69%	5.12%	(0.07%)	3.02%
BARRETT GROWTH FUND | BARRETT GROWTH FUND Retail Class
Prospectus [Line Items]
Annual Return [Percent]	28.35%	32.93%	(24.61%)	21.39%	28.98%	31.97%	(0.40%)	21.01%	7.04%	0.74%
Barrett Opportunity Fund | Barrett Opportunity Fund Retail Class
Prospectus [Line Items]
Annual Return [Percent]	22.65%	17.72%	(6.30%)	31.81%	1.23%	19.90%	(9.33%)	20.58%	17.46%	(2.94%)